Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Cash Flows from Operating Activities:
Net income (loss)	$ (9.5)	$ 36.2	$ 34.8	$ 28.9	$ 21.7
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	0.1	10.3	9.2	12.8	10.3
Stock-based compensation		3.4	2.2	3.0	2.1
Amortization of software and intangible assets	0.1	17.1	13.3	18.4	10.0
Amortization of debt related costs		1.8	2.4	4.2	3.0
Loss on extinguishment of debt		1.2	0.0
(Gain) loss on sale of equipment		0.0	0.1	0.4	0.6
Deferred income taxes	(3.5)	0.0	(5.8)	(7.5)	0.6
Other		(0.6)	0.3	0.3
Changes in operating assets and liabilities, net of the effects of acquisitions:
Receivables	4.0	(76.8)	(52.1)	(11.4)	4.1
Inventory	(3.9)	(21.9)	(23.5)	3.7	(6.4)
Income tax receivable		4.3	12.0	6.3	(12.0)
Prepaid expenses and other assets		(12.3)	(4.8)	5.0	2.8
Accounts payable	1.0	38.9	42.0	(8.9)	13.5
Accrued expenses and other liabilities	5.7	7.6	14.5	15.8	2.4
Net Cash Provided By (Used In) Operating Activities	(6.0)	9.2	44.6	71.0	52.7
Cash Flows from Investing Activities:
Purchases of property and equipment		(6.2)	(6.4)	(10.5)	(4.3)
Acquisitions, net of cash acquired	(313.9)	(56.6)	(99.8)	(100.7)	(22.7)
Proceeds from the sale of property and equipment		0.3	0.1	0.2	0.1
Net Cash Used In Investing Activities	(313.9)	(62.5)	(106.1)	(111.0)	(26.9)
Cash Flows from Financing Activities:
Borrowing to fund CD&R Acquisition	166.6
Equity proceeds from redeemable convertible preferred stock	174.0
Equity proceeds from common stock		0.0	2.3	2.2	5.3
Purchase of treasury stock		(0.2)	(0.1)	(0.1)
Special cash dividend		(176.0)	0.0
Other dividends paid		(13.0)	0.0
Borrowings under term loan		272.3	0.0
Payments on Term Loan		(62.1)	(0.5)	(0.8)	(0.5)
Borrowings on asset-based credit facility		322.6	309.9
Repayments on asset-based credit facility		(275.8)	(231.2)
Debt issuance costs paid	(16.9)	(3.5)	0.0	(1.0)
Payments on capital lease obligations		(3.1)	(3.0)	(4.3)	(3.3)
Other financing activities		(2.2)	0.0
Net change in credit facility borrowing	5.1			53.7	(35.7)
Net Cash Provided By (Used In) Financing Activities	328.8	59.0	77.4	49.7	(34.2)
Effect of exchange rate on cash		0.1	(0.2)	(0.2)	(0.3)
Net Change In Cash	8.9	5.8	15.7	9.5	(8.7)
Cash and cash equivalents:
Beginning	10.4	20.1	10.6	10.6	19.3
Ending	19.3	25.9	26.3	20.1	10.6	$ 10.4
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest	0.1	12.6	5.2	8.4	5.3
Cash paid (received) during the year for income taxes		20.8	16.3	21.9	25.6
Supplemental Disclosures of Noncash Investing and Financing Information:
Acquisition of property and equipment through capital leases		$ 2.8	$ 3.4	$ 4.8	$ 5.1
Purchase price adjustment	3.5
Predecessor
Cash Flows from Operating Activities:
Net income (loss)						33.7
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation						5.3
Amortization of software and intangible assets						4.9
Deferred income taxes						22.1
Changes in operating assets and liabilities, net of the effects of acquisitions:
Receivables						(11.6)
Inventory						(6.1)
Prepaid expenses and other assets						(3.5)
Accounts payable						2.2
Accrued expenses and other liabilities						(5.2)
Net Cash Provided By (Used In) Operating Activities						41.8
Cash Flows from Investing Activities:
Purchases of property and equipment						(3.2)
Proceeds from the sale of property and equipment						0.2
Net Cash Used In Investing Activities						(3.0)
Cash Flows from Financing Activities:
Payments on capital lease obligations						(2.1)
Net decrease in intercompany payable to Deere						(31.0)
Net Cash Provided By (Used In) Financing Activities						(33.1)
Effect of exchange rate on cash						(0.2)
Net Change In Cash						5.5
Cash and cash equivalents:
Beginning	$ 10.4					4.9
Ending						10.4
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for interest						0.5
Cash paid (received) during the year for income taxes						0.2
Supplemental Disclosures of Noncash Investing and Financing Information:
Acquisition of property and equipment through capital leases						$ 5.4